Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 939	$ 939	$ 932
Less: Accumulated depreciation	(177)	(167)	(127)
Property and equipment, net	762	772	805
Computers & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	77	77	77
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118	118	118
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55	55	48
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 689	$ 689	$ 689